UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2013

MFS® HIGH INCOME

MUNICIPAL TRUST

CXE-SEM

MFS® HIGH INCOME MUNICIPAL TRUST

New York Stock Exchange Symbol: CXE

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at market value

Top five industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue – Hospitals	33.9%
Healthcare Revenue – Long Term Care	16.2%
Universities – Colleges	8.5%
Tobacco	8.1%
U.S. Treasury Securities (j)	(19.6)%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	8.6%
AA	30.3%
A	27.6%
BBB	37.0%
BB	8.4%
B	10.4%
C (o)	0.0%
Not Rated (j)	6.3%
Cash & Other	(28.6)%

Portfolio facts (i)
Average Duration (d)	11.9
Average Effective Maturity (m)	19.3 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (19.6)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to the aggregate liquidation value of variable rate municipal term preferred shares, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets, including the value of auction rate preferred shares, as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002. Portfolio Manager of the Fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the Fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that distributions are in excess of the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 150.7%
Issuer	Shares/Par	Value ($)
Airport Revenue - 5.5%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$110,000	$106,721
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	210,000	236,032
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	205,000	229,194
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	410,000	460,492
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	2,840,000	2,848,208
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	3,012,815
Houston, TX, Airport System Rev., “B”, 5%, 2026	210,000	239,908
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	195,000	210,479
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	225,000	243,628
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	315,000	371,483
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	360,000	420,131
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	960,000	1,038,470

		$9,417,561
General Obligations - General Purpose - 3.7%
Allegheny County, PA, “C-70”, 5%, 2037	$340,000	$365,235
Bellwood, IL, 5.875%, 2027	200,000	197,792
Bellwood, IL, 6.15%, 2032	300,000	295,317
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	1,000,000	1,144,070
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	285,000	274,920
Guam Government, “A”, 7%, 2039	110,000	122,758
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	1,175,000	1,338,149
Luzerne County, PA, AGM, 6.75%, 2023	570,000	659,872
State of California, 5.25%, 2028	425,000	494,267
State of California, 5.25%, 2030	1,005,000	1,158,624
State of Hawaii, “DZ”, 5%, 2031	255,000	295,662

		$6,346,666
General Obligations - Schools - 1.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$350,000	$165,445
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	355,000	159,221
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	715,000	304,519
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	280,000	235,211

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - continued
Los Angeles, CA, Unified School District, “D”, 5%, 2034	$210,000	$237,130
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	613,300

		$1,714,826
Healthcare Revenue - Hospitals - 34.5%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$631,949
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	242,411
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	750,000	824,993
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	165,000	184,351
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	143,426
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	1,052,570
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	835,000	981,000
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,682,706
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	81,083
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	907,136
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,097,350
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	170,000	180,472
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	375,000	399,150
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	445,000	478,678
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	1,195,000	1,374,716
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	372,322
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	235,000	311,923
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,314,410
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	390,000	360,036
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	670,000	703,962
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	790,550
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	731,536

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	$145,000	$151,484
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	2,390,638
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,220,000	1,312,281
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	604,952
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	380,000	430,905
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	240,000	273,127
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,455,000	1,550,390
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	565,254
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	427,001
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	141,955
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	861,030
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	65,000	68,994
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	130,000	137,397
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	620,133
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	50,000	54,419
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	125,000	133,309
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	250,000	263,328
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,125,000	1,215,720
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,685,000	2,081,160
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	440,420
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	77,470

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	$380,000	$411,156
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	945,000	1,150,906
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	555,000	686,124
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	507,450
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,250,000	1,384,738
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	65,000	69,384
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	45,000	46,844
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	159,969
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	818,760
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	225,000	227,050
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	585,000	576,822
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	225,000	218,491
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	105,000	115,605
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	205,000	220,139
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	860,274
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	806,808
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,230,604
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	757,379
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	260,000	262,033
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	285,797
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	170,375
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	203,527
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	119,503
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	314,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	$1,915,000	$1,922,564
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,690,988
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,125,000	1,258,481
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	963,514
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	832,630
Salida, CO, Hospital District Rev., 5.25%, 2036	889,000	904,362
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	127,235
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	135,000	141,383
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	110,000	118,370
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	375,000	399,900
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	508,265
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	175,000	199,238
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	113,745
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	380,000	416,662
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	305,000	335,073
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	238,077
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	475,000	1,183
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	309,079
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	247,342
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	636,322
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2033	1,395,000	1,554,281
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	526,475
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	250,000	278,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	$75,000	$81,447
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	1,037,880
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	920,000	1,019,277
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	605,000	681,490
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	921,104
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	503,860
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	180,000	188,446
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	180,000	187,877

		$59,596,854
Healthcare Revenue - Long Term Care - 16.4%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2033	$64,000	$66,599
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	1,015,740
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	122,748
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	156,333
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	20,000	21,932
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	25,000	27,020
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	70,000	74,730
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,425,000	1,378,773
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	534,606
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.125%, 2030	40,000	42,580
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.25%, 2037	55,000	58,226

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	$1,400,000	$1,442,896
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	355,000	361,606
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	991,113
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	762,510
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	123,988
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	213,359
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	528,860
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	1,050,000	1,159,662
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	245,000	242,501
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	265,000	269,640
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	230,000	238,912
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,294,838
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	741,871
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	365,000	365,686
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,476,903
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	170,000	173,720
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	95,000	96,960
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	655,000	662,644
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	514,000	524,285
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	949,148
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,115,000	1,115,178
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	168,995	157,289
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	42,309	38,556

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	$11,291	$8,981
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	56,165	399
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	130,000	130,159
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	101,138
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	47,000
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	70,500
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,028,000	1,037,910
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	440,000	491,379
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	165,000	181,865
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	253,720
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	760,260
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	207,907
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	834,706
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	51,764
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	140,511
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	225,000	239,893
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 5.45%, 2038	964,000	872,005
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	366,000	359,796
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	32,000	31,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	$64,000	$62,915
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	350,000	361,662
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	260,226	180,737
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	238,838	156,926
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	111,525	2,238
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	102,359	2,054
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	50,000	49,080
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	780,000	879,817
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	65,000	72,503
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	65,000	66,099
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	525,000	576,140
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	1,121,100
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	110,000	119,495
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	85,000	92,215
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	130,733
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	194,976
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,052,000	1,059,553

		$28,380,992
Industrial Revenue - Airlines - 3.2%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$255,000	$320,242
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	211,461

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	$470,000	$495,639
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	500,000	501,855
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	250,000	251,130
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	850,000	874,701
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	455,000	485,890
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	455,000	481,718
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	768,900
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)	1,005,000	1,130,992

		$5,522,528
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$646,872
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	840,958

		$1,487,830
Industrial Revenue - Environmental Services - 2.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$305,386
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	915,169
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	450,000	465,961
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	260,000	267,298
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	870,000	895,778
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	890,000	912,935
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	220,000	219,798

		$3,982,325
Industrial Revenue - Other - 2.6%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$310,000	$287,829

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Other - continued
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$63,113	$631
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	345,000	353,949
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	500,535
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	585,000	584,468
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	135,000	139,145
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	275,000	287,155
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	275,000	283,275
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,515,840
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	465,000	504,144

		$4,456,971
Industrial Revenue - Paper - 1.7%
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	$1,000,000	$1,004,730
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,274,204
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	370,237
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	200,000	187,746

		$2,836,917
Miscellaneous Revenue - Entertainment & Tourism - 1.1%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$230,000	$230,170
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	183,610
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	100,000	117,454
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	774,664
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	60,000	66,560
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	185,000	201,972
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	392,824

		$1,967,254

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Other - 5.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$427,114
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	55,000	56,389
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	490,000	491,235
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,168,550
District of Columbia Rev. (American Society Hematology), 5%, 2036	65,000	69,852
District of Columbia Rev. (American Society Hematology), 5%, 2042	50,000	53,223
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	135,000	158,084
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	875,000	1,024,870
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	150,000	160,974
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	70,000	76,745
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	140,000	147,889
Indiana Finance Authority Rev., Ohio River Bridges Crossing Project (WVB East End Partners LLC), “A”, 5%, 2035	235,000	248,917
Indiana Finance Authority Rev., Ohio River Bridges Crossing Project (WVB East End Partners LLC), “A”, 5%, 2040	355,000	370,112
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	50,000	54,786
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	255,000	276,940
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	635,000	685,000
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	685,000	801,183
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	695,000	744,373
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	300,165
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	1,675,000	1,807,811

		$9,124,212
Multi-Family Housing Revenue - 3.8%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$735,000	$735,639
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	705,000	319,971
Centerline Capital Group, Inc., FHLMC, 6.3%, 2019 (n)	1,000,000	1,155,610
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	1,023,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	$1,357,833	$1,307,593
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	542,678
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	740,000	744,669
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	730,000	719,539

		$6,548,849
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$370,000	$416,013

Port Revenue - 0.4%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$125,000	$142,409
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	365,000	412,169
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2031	60,000	65,186
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2032	20,000	21,712

		$641,476
Sales & Excise Tax Revenue - 4.1%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$540,795
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	215,000	246,848
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	430,000	491,636
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	80,000	91,086
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	795,000	921,842
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	385,000	442,762
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024 (f)	1,385,000	1,709,007
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	924,109
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	490,000	559,644
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	365,000	403,646
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	115,000	111,921

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4.75%, 2042	$95,000	$96,085
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	585,000	605,393

		$7,144,774
Single Family Housing - Local - 1.2%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$232,566	$235,957
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	1,835,000	1,864,305

		$2,100,262
Single Family Housing - State - 1.4%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$755,000	$768,839
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,130,000	1,148,860
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	490,000	498,472

		$2,416,171
State & Local Agencies - 5.3%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$180,000	$198,013
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	1,000,000	1,052,540
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	140,000	146,167
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	375,000	403,208
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,602,225
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	155,000	177,142
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,201,890
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	529,855
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	195,301
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	205,231
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026	1,645,000	2,199,365
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	285,000	297,090

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	$840,000	$991,024

		$9,199,051
Student Loan Revenue - 0.6%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$235,000	$262,185
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	235,000	261,940
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	20,000	21,922
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	430,000	479,046

		$1,025,093
Tax - Other - 3.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$125,000	$134,380
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	535,000	567,731
Dallas County, TX, Flood Control District, 7.25%, 2032	1,000,000	1,001,920
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	460,000	481,257
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	480,000	548,794
New Jersey Economic Development Authority Rev., 5%, 2025	170,000	189,730
New Jersey Economic Development Authority Rev., 5%, 2026	85,000	94,102
New Jersey Economic Development Authority Rev., 5%, 2028	35,000	38,296
New Jersey Economic Development Authority Rev., 5%, 2029	35,000	38,100
New York Dormitory Authority, State Personal Income Tax Rev.,“C”, 5%, 2034	1,330,000	1,478,135
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	637,627
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	289,244

		$5,499,316
Tax Assessment - 5.4%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$175,000	$190,026
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	195,000	214,424
Celebration Community Development District, FL, “A”, 6.4%, 2034	860,000	869,331
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	465,071
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	253,613
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	393,262
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	470,000	358,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	$750,000	$752,040
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	459,903
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	448,000	462,211
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	172,438
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,876,000	1,910,987
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, AGM, 0%, 2022	1,910,000	1,335,548
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	245,000	189,294
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 2038	100,000	98,944
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	230,349
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	710,000	426,000
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	1,210,000	459,800

		$9,241,992
Tobacco - 8.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$2,635,000	$2,463,462
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	1,155,000	1,066,885
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	570,827
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	525,000	471,077
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 2027	195,000	190,447
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	670,000	626,571
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	521,164
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,710,000	2,061,234
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	915,000	909,181
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	4,670,000	4,114,877
Rhode Island Tobacco Settlement Authority, 6%, 2023	725,000	726,283
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	105,000	112,291

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tobacco - continued
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	$250,000	$254,458

		$14,088,757
Toll Roads - 5.4%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$2,056,145
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	135,000	141,537
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2032	155,000	91,913
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2040	180,000	102,623
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	1,285,335
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	1,015,000	1,287,680
North Texas Tollway Authority Rev., 6%, 2038	970,000	1,123,764
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	710,000	809,606
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	365,000	430,689
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	360,000	385,175
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	595,000	661,325
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	950,000	1,014,248

		$9,390,040
Universities - Colleges - 8.7%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$100,000	$110,832
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	685,000	762,658
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	190,000	208,392
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,892,468
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	112,050
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	125,000	124,019
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	30,000	32,582
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	265,000	290,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	$1,500,000	$1,817,955
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	194,479
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	94,393
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	135,000	132,824
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	666,983
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	220,239
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	210,000	226,580
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	95,000	102,806
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2037	160,000	171,482
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	85,000	90,761
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	710,000	782,093
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	360,533
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	1,070,954
Onondaga, NY, Civic Development Corp. (Le Moyne College), 5%, 2042	145,000	156,395
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	250,000	265,615
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	55,000	52,817
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	29,144
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	415,000	445,639
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	245,000	280,162
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	110,000	125,273
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	105,000	118,847
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	190,000	213,017
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,633,094

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	$370,000	$442,531
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	310,789
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	112,569
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	395,190

		$15,046,396
Universities - Dormitories - 3.8%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$225,000	$248,078
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	250,000	277,128
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,015,000	1,085,197
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2030	90,000	97,368
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	100,000	104,449
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	160,000	171,566
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	850,000	900,609
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	985,000	1,022,105
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	785,000	931,426
Mississippi State University, Educational Building Corp., 5%, 2036	560,000	619,965
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	65,000	68,129
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	75,000	80,598
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	100,000	113,492
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	145,000	162,043
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	135,000	148,165
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2044	135,000	144,543
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	125,000	131,511

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Dormitories - continued
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	$275,000	$281,435

		$6,587,807
Universities - Secondary Schools - 1.6%
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	$120,000	$118,708
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	125,000	139,370
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	100,000	112,938
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	320,000	364,074
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	140,000	139,079
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	228,456
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.4%, 2047	125,000	124,121
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	140,000	140,094
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	295,000	290,416
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	286,043
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	85,000	91,366
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	215,000	233,112
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	165,000	167,777
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	80,000	81,398
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	160,000	159,747

		$2,676,699
Utilities - Cogeneration - 1.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,285,000	$1,286,812
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	645,000	644,994

		$1,931,806

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Investor Owned - 6.3%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.5%, 2030	$450,000	$462,416
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	43,538
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,584,347
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	310,000	365,778
Fort Bend County, TX, Industrial Development Corp. (NRG Energy, Inc.), “A”, 4.75%, 2038	425,000	429,807
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,104,660
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	190,000	191,125
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	127,349
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	2,004,480
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	255,640
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	791,609
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	289,565
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	908,812
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,357,756

		$10,916,882
Utilities - Municipal Owned - 0.8%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$120,000	$138,437
Guam Power Authority Rev., “A”, AGM, 5%, 2026	100,000	114,840
Guam Power Authority Rev., “A”, AGM, 5%, 2027	40,000	45,417
Guam Power Authority Rev., “A”, 5%, 2034	120,000	129,643
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	445,000	493,932
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	465,000	531,011

		$1,453,280
Utilities - Other - 3.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$211,033
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	854,516

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Other - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	$430,000	$528,199
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	150,000	188,603
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	695,000	927,484
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,539,669
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	87,638
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	190,000	201,985
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	305,000	323,010

		$5,862,137
Water & Sewer Utility Revenue - 7.6%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$573,461
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	825,796
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	535,000	545,577
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	198,824
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	20,000	22,942
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,157,254
Houston, TX, Utility System Rev., “D”, 5%, 2036	550,000	611,980
King County, WA, Sewer Rev., 5%, 2040	1,765,000	1,946,989
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	190,000	212,880
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	865,000	963,437
New York Environmental Facilities, “C”, 5%, 2041	1,195,000	1,329,748
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	2,510,000	2,825,708
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	1,010,000	1,092,123
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	815,296

		$13,122,015
Total Municipal Bonds (Identified Cost, $239,416,055)		$260,143,752

Loans - 0.0%
Medical & Health Technology & Services - 0.0%
Advanced Living Technologies, Inc., DIP, 8%, 2013 (Identified Cost, $85,000)	$85,000	$85,000

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.5%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	4,295,563	$4,295,563
Total Investments (Identified Cost, $243,796,618)		$264,524,315

Other Assets, Less Liabilities - 3.3%		5,621,761
ARPS, at liquidation value (issued by the fund) - (3.3)%		(5,625,000)
VMTPS, at liquidation value (issued by the fund) - (53.2)%		(91,875,000)
Net assets applicable to common shares - 100.0%		$172,646,076

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,553,268 representing 1.5% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	$549,351	$542,678
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
DIP	Debtor-in-Possession
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 5/31/13

Futures Contracts Outstanding at 5/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	221	$28,557,344	September - 2013	$42,391
U.S. Treasury Note 30 yr (Short)	USD	46	6,441,438	September - 2013	30,520

					$72,911

At May 31, 2013, the fund had liquid securities with an aggregate value of $453,000 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $239,501,055)	$260,228,752
Underlying affiliated funds, at cost and value	4,295,563
Total investments, at value (identified cost, $243,796,618)	$264,524,315
Cash	15,578
Receivables for
Daily variation margin on open futures contracts	80,266
Investments sold	1,629,529
Interest	4,109,724
Deferred VMTPS offering costs	184,281
Other assets	20,378
Total assets	$270,564,071
Liabilities
Payables for
Distributions on common shares	$19,622
Distributions on ARPS	98
Investments purchased	169,876
Interest expense	111,059
Payable to affiliates
Investment adviser	11,356
Transfer agent and dividend disbursing costs	4,826
Payable for independent Trustees’ compensation	3,672
Accrued expenses and other liabilities	97,486
VMTPS, at liquidation value	91,875,000
Total liabilities	$92,292,995
ARPS, at liquidation value	$5,625,000
Net assets applicable to common shares	$172,646,076
Net assets consist of
Paid-in capital – common shares	$218,071,716
Unrealized appreciation (depreciation) on investments	20,800,608
Accumulated net realized gain (loss) on investments	(67,151,874)
Undistributed net investment income	925,626
Net assets applicable to common shares	$172,646,076
ARPS, at liquidation value (133 shares of Series T and 92 shares of Series W issued and outstanding at $25,000 per share)	$5,625,000
VMTPS, at liquidation value (3,675 shares of Series 2016/9 issued and outstanding at $25,000 per share)	91,875,000
Total preferred shares	$97,500,000
Net assets including preferred shares	$270,146,076
Common shares of beneficial interest issued and outstanding	31,503,658
Net asset value per common share (net assets of $172,646,076 / 31,503,658 shares of beneficial interest outstanding)	$5.48

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$7,083,650
Dividends from underlying affiliated funds	3,141
Total investment income	$7,086,791
Expenses
Management fee	$1,016,874
Transfer agent and dividend disbursing costs	15,121
Administrative services fee	22,497
Independent Trustees’ compensation	15,219
Stock exchange fee	13,950
ARPS service fee	2,801
Custodian fee	11,999
Shareholder communications	17,880
Audit and tax fees	40,083
Legal fees	1,634
Amortization of VMTPS offering costs	26,956
Interest expense	633,538
Miscellaneous	55,737
Total expenses	$1,874,289
Fees paid indirectly	(34)
Reduction of expenses by investment adviser	(278)
Net expenses	$1,873,977
Net investment income	$5,212,814
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$512,311
Futures contracts	716,192
Net realized gain (loss) on investments	$1,228,503
Change in unrealized appreciation (depreciation)
Investments	$(5,396,851)
Futures contracts	133,828
Net unrealized gain (loss) on investments	$(5,263,023)
Net realized and unrealized gain (loss) on investments	$(4,034,520)
Distributions declared to shareholders of ARPS	$(6,178)
Change in net assets from operations	$1,172,116

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/13 (unaudited)	Year ended 11/30/12
From operations
Net investment income	$5,212,814	$11,350,948
Net realized gain (loss) on investments	1,228,503	(3,189,208)
Net unrealized gain (loss) on investments	(5,263,023)	26,004,021
Distributions declared to shareholders of ARPS	(6,178)	(192,392)
Change in net assets from operations	$1,172,116	$33,973,369
Distributions declared to common shareholders
From net investment income	$(5,102,135)	$(11,607,887)
Share transactions applicable to common and preferred shares
Net asset value of shares issued to common shareholders in reinvestment of distributions	$99,489	$285,075
Net increase resulting from the tender and repurchase of ARPS	—	4,593,750
Change in net assets from fund share transactions	$99,489	$4,878,825
Total change in net assets	$(3,830,530)	$27,244,307
Net assets applicable to common shares
At beginning of period	176,476,606	149,232,299
At end of period (including undistributed net investment income of $925,626 and $821,125, respectively)	$172,646,076	$176,476,606

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/13 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$1,172,116
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(18,962,127)
Proceeds from disposition of investment securities	18,538,277
Proceeds from futures contracts	716,192
Purchases of short-term investments, net	(294,094)
Realized gain/loss on investments	(512,311)
Realized gain/loss on futures contracts	(716,192)
Unrealized appreciation/depreciation on investments	5,396,851
Net amortization/accretion of income	(118,234)
Increase in interest receivable	(59,339)
Decrease in accrued expenses and other liabilities	(6,021)
Increase in receivable for daily variation margin on open futures contracts	(80,266)
Decrease in payable for daily variation margin on open futures contracts	(31,359)
Increase in other assets	(15,286)
Net cash provided by operating activities	$5,028,207
Cash flows from financing activities:
Decrease in deferred VMTPS offering costs	12,208
Cash distributions paid on common shares	(4,983,040)
Decrease in payable for distributions on ARPS	(11)
Decrease in payable for VMTPS offering costs	(20,121)
Decrease in payable for ARPS tender and repurchase costs	(23,870)
Increase in payable for interest expense	2,205
Net cash used by financing activities	$(5,012,629)
Net increase in cash	$15,578
Cash:
Beginning of period	$—
End of period	$15,578

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $99,489.

Cash paid during the six months ended May 31, 2013 for interest was $631,333.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Common Shares			2012	2011	2010	2009	2008

Net asset value, beginning of period	$5.60		$4.75	$4.74	$4.68	$3.94	$6.00
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.39	$0.42	$0.42	$0.46
Net realized and unrealized gain (loss) on investments	(0.13)		0.72	0.02	0.04	0.70	(2.05)
Distributions declared to shareholders of ARPS	(0.00	)(w)	(0.01)	(0.01)	(0.01)	(0.02)	(0.13)
Total from investment operations	$0.04		$1.07	$0.40	$0.45	$1.10	$(1.72)
Less distributions declared to common shareholders
From net investment income	$(0.16)		$(0.37)	$(0.39)	$(0.39)	$(0.36)	$(0.34)
Net increase resulting from tender and repurchase of ARPS	$—		$0.15	$—	$—	$—	$—
Net asset value, end of period (x)	$5.48		$5.60	$4.75	$4.74	$4.68	$3.94
Market value, end of period	$5.35		$5.83	$5.03	$5.00	$4.75	$3.40
Total return at market value (%) (p)	(5.48	)(n)	24.17	9.34	13.94	52.74	(34.58)
Total return at net asset value (%) (j)(r)(s)(x)	0.80	(n)	26.30 (y)	8.92	9.63	29.87	(29.62)
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	2.16	(a)	1.75	1.58	1.55	1.78	1.79
Expenses after expense reductions (f)(p)	2.15	(a)	1.73	1.56	1.55	1.67	1.70
Net investment income (p)	5.99	(a)	6.94	8.39	8.58	10.02	8.54
Portfolio turnover	6	(n)	16	22	10	21	39
Net assets at end of period (000 omitted)	$172,646		$176,477	$149,232	$148,521	$146,522	$123,079

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
			2012	2011	2010	2009	2008

Supplemental Ratios (%):
Ratio of expenses to average net assets applicable to common shares after expense reductions and excluding interest expense and fees (f)(l)(p)	1.42	(a)	1.44	N/A	N/A	1.66	1.61
Ratio of expenses to average net assets applicable to common shares, ARPS, and VMTPS after expense reductions and excluding interest expense and fees (f)(l)(p)	0.91	(a)	0.90	0.93	0.94	0.95	0.95
Net investment income available to common shares	5.99	(a)	6.82	8.18	8.32	9.50	6.06
Senior Securities:
ARPS	225		225	3,900	3,900	3,900	3,900
VMTPS	3,675		3,675	—	—	—	—
Total preferred shares outstanding	3,900		3,900	3,900	3,900	3,900	3,900
Asset coverage per preferred share (k)	$69,268		$70,250	$63,265	$63,082	$62,570	$56,559
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(u)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including liquidation preference of ARPS and VMTPS) from the fund’s total assets and dividing this number by the total number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets and interest expense paid to shareholders of VMTPS. For the year ended November 30, 2012, the expense ratio also excludes fees and expenses related to the tender and repurchase of a portion of the fund’s ARPS.
(m)	Amount excludes accrued unpaid distributions on ARPS and accrued interest on VMTPS.
(n)	Not annualized.
(p)	Ratio excludes dividend payment on ARPS.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(u)	Average market value represents the approximate fair value of each of the fund’s ARPS and VMTPS.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns at net asset value per share have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Included in the total return at net asset value for the year ended November 30, 2012 is the impact of the tender and repurchase by the fund of a portion of its ARPS at 95% of the ARPS’ per share liquidation preference. Had this transaction not occurred, the total return at net asset value for the year ended November 30, 2012 would have been lower by 2.64%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and the fund may be required to issue Forms 1099-DIV. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other

Notes to Financial Statements (unaudited) – continued

market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$260,143,752	$—	$260,143,752
Loans	—	85,000	—	85,000
Mutual Funds	4,295,563	—	—	4,295,563
Total Investments	$4,295,563	$260,228,752	$—	$264,524,315

Other Financial Instruments
Futures Contracts	$72,911	$—	$—	$72,911

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$72,911

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$716,192

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$133,828

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded

Notes to Financial Statements (unaudited) – continued

under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been segregated to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all

Notes to Financial Statements (unaudited) – continued

or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, non-deductible expenses and the treatment of VMTPS as equity for tax purposes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/12
Ordinary income (including any short-term capital gains)	$86,799
Tax-exempt income	11,984,070
Total distributions	$12,070,869

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$242,746,555
Gross appreciation	24,956,800
Gross depreciation	(3,179,040)
Net unrealized appreciation (depreciation)	$21,777,760

As of 11/30/12
Undistributed ordinary income	70,141
Undistributed tax-exempt income	1,277,424
Capital loss carryforwards	(69,266,129)
Post-October capital loss deferral	(135,978)
Other temporary differences	(526,440)
Net unrealized appreciation	27,085,361

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2012 the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/14	$(9,352,747)
11/30/15	(6,016,727)
11/30/16	(21,680,852)
11/30/17	(17,871,725)
11/30/18	(4,840,268)
11/30/19	(5,512,578)
Total	$(65,274,897)

Notes to Financial Statements (unaudited) – continued

Post-enactment losses which are characterized as follows:
Short-Term	$(214,048)
Long-Term	(3,777,184)
Total	$(3,991,232)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses other than auction rate preferred shares service fees, such that total fund operating expenses do not exceed 0.90% annually of the fund’s average daily net assets (including the value of auction rate preferred shares and variable rate municipal term preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2014. For the six months ended May 31, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2013, these fees paid to MFSC amounted to $5,779.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares). The administrative services fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets (including the value of the auction rate preferred shares and variable rate municipal term preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred

Notes to Financial Statements (unaudited) – continued

Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $2,960 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $662 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $278, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $14,564,148 and $16,811,936, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2013 and the year ended November 30, 2012, the fund did not repurchase any shares. Other transactions in fund shares were as follows:

	Six months ended 5/31/13		Year ended 11/30/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	17,991	$99,489	53,395	$285,075

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2013, the fund’s commitment fee and interest expense were $493 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,001,469	22,006,161	(21,712,067)	4,295,563

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,141	$4,295,563

(8) Preferred Shares

The fund has 133 shares issued and outstanding of Auction Rate Preferred Shares (ARPS), series T, and 92 shares of ARPS, series W. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the ARPS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on ARPS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on ARPS rated aa3/AA- or better is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for ARPS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended

Notes to Financial Statements (unaudited) – continued

May 31, 2013, the ARPS dividend rates ranged from 0.13% to 0.38% for both series T and series W. For the six months ended May 31, 2013, the average dividend rate was 0.22% for both series T and series W. These developments with respect to ARPS do not affect the management or investment policies of the fund. However, one implication of these auction failures for common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future common share earnings may be lower than they otherwise would have been.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the ARPS. The service fee is equivalent to 0.25% of the applicable ARPS liquidation value while the ARPS auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The outstanding ARPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The ARPS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied.

On August 9, 2012, the fund announced a tender offer for all of its outstanding ARPS at a price equal to 95% of the ARPS’ per share liquidation preference of $25,000, or $23,750 per share, plus any unpaid dividends accrued through the expiration date of the tender offer. The tender offer expired on September 12, 2012, and the fund accepted for repurchase 1,817 ARPS, series T and 1,858 ARPS, series W (approximately 94.2% of the fund’s then outstanding ARPS) with an aggregate liquidation preference of $91,875,000 for an aggregate price of $87,281,520. To finance the ARPS tender offer, the fund issued in a private placement 3,675 shares of a new type of preferred shares, Variable Rate Municipal Term Preferred Shares (VMTPS), each with a liquidation preference of $25,000 per share, for an aggregate price of $91,875,000. The outstanding VMTPS are redeemable at the option of the fund in whole or in part at the liquidation preference of $25,000 per share, plus accumulated and unpaid dividends, but generally solely for the purpose of decreasing the leverage of the fund. The VMTPS are subject to a mandatory term redemption date of September 30, 2016 unless extended through negotiation with the private investors. Dividends on the VMTPS are cumulative and are set weekly to a fixed spread against the Securities Industry and Financial Markets Association Municipal Swap Index. The average annualized dividend rate on the fund’s VMTPS for the six months ended May 31, 2013 was 1.38%. The total liquidation preference of the fund’s outstanding preferred shares, comprised of untendered ARPS and VMTPS, remained unchanged as a result of the ARPS tender and VMTPS issuance. The difference between the liquidation preference of the ARPS and the actual purchase price of the tendered ARPS (i.e. the 5% discount on the per share liquidation preference of the tendered ARPS), was recognized by the fund in the Statements of Changes in Net Assets as an increase in net assets applicable to common shares resulting from the tender and the repurchase of the ARPS by the fund.

In the fund’s Statement of Assets and Liabilities, the VMTPS aggregate liquidation preference is shown as a liability since they have a stated mandatory redemption date. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2013, interest expense related to VMTPS amounted to $633,538 and is included in “Interest expense” in the Statement of Operations. Costs

Notes to Financial Statements (unaudited) – continued

directly related to the issuance of the VMTPS are considered debt issuance costs which have been deferred and are being amortized into expense over the life of the VMTPS. The period-end carrying value for the VMTPS in the fund’s Statement of Assets and Liabilities is its liquidation value which approximates its fair value. If the VMTPS were carried at fair value, its fair value would be considered level 2 under the fair value hierarchy disclosure.

Under the terms of a purchase agreement between the fund and the investor in VMTPS, there are investment-related requirements that are in various respects more restrictive than those to which the fund is otherwise subject in accordance with its investment objectives and policies, and may limit the investment flexibility that might otherwise be pursued by the fund if the VMTPS were not outstanding.

The fund is required to maintain certain asset coverage with respect to the ARPS and VMTPS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such, is not permitted to declare common share dividends unless the fund’s ARPS and VMTPS have a minimum asset coverage ratio of 200% after declaration of the common share dividends. With respect to the payment of dividends and as to the distribution of assets of the fund, ARPS and VMTPS rank on parity with each other, and are both senior in priority to the fund’s outstanding common shares. To the extent that investments are purchased by the fund with proceeds from the issuance of preferred shares, including ARPS and VMTPS, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

As of May 31, 2013, the fund had issued and outstanding 133 ARPS, series T, 92 ARPS, series W, and 3,675 VMTPS, series 2016/9.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MFS High Income Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS High Income Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2013, and the related statements of operations, changes in net assets, cash flows, and financial highlights for the six-month period ended May 31, 2013. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2012, and the financial highlights for each of the five years in the period ended November 30, 2012, and in our report dated January 15, 2013, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2013

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: CXE

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Income Municipal Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/12-12/31/12	0	N/A	0	3,144,234
1/01/13-1/31/13	0	N/A	0	3,144,234
2/01/13-2/28/13	0	N/A	0	3,144,234
3/01/13-3/31/13	0	N/A	0	3,149,287
4/01/13-4/30/13	0	N/A	0	3,149,287
5/01/13-5/31/13	0	N/A	0	3,149,287

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2013 plan year is 3,149,287.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.